Note 7 - Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

6. Property and Equipment, Net

Property and equipment, net consist of the following:

	September 30, 2014	December 31, 2013
Office equipment	$436,051	$436,051
Leasehold improvements	123,278	123,278
Vehicles	17,992	17,992
	577,321	577,321
Less: Accumulated depreciation and amortization	(574,758)	(563,467)
	$2,563	$13,854

Depreciation expense for the three months ended September 30, 2014 and 2013 was approximately $3,000 and $8,000, respectively. Depreciation expense for the nine months ended September 30, 2014 and 2013 was approximately $11,000 and $28,000, respectively.

7. Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31, 2013	December 31, 2012
Office equipment	$436,051	$522,745
Leasehold improvements	123,278	148,759
Vehicles	17,992	17,992
	577,321	689,496
Less: Accumulated depreciation and amortization	(563,467)	(642,619)
	$13,854	$46,877

Depreciation expense for the twelve months ended December 31, 2013 and 2012 was approximately $33,000 and $150,000, respectively. Beginning in the fourth quarter 2010, concurrent with our change in business model to a pure a manufacturing and distribution business, a portion of depreciation expense related to leasehold improvements and equipment in our warehouse is allocated to cost of goods sold. All other depreciation is included in general and administrative expense.